Segment Reporting - Information about Operations in Different Segments (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 806,400,000	$ 414,595,000	$ 476,083,000	$ 603,811,000	$ 517,338,000	$ 686,856,000	$ 647,250,000	$ 807,488,000	$ 2,300,889,000	$ 2,658,932,000	$ 3,641,624,000
Operating income (loss)	25,949,000	(10,711,000)	31,525,000	(38,209,000)	(317,896,000)	(49,216,000)	(146,321,000)	56,688,000	8,554,000	(456,745,000)	307,139,000
Capital expenditures									321,187,000	283,962,000	286,310,000
Depreciation and amortization									93,185,000	84,580,000	86,440,000
Drydock amortization									19,719,000	18,467,000	25,545,000
Asia [Member]
Segment Reporting Information [Line Items]
Revenues									937,615,000	953,838,000	1,575,682,000
Operating income (loss)									55,412,000	(72,159,000)	236,874,000
Capital expenditures									154,735,000	117,060,000	219,920,000
Depreciation and amortization									19,020,000	18,693,000	23,797,000
Drydock amortization									6,255,000	8,917,000	9,487,000
Middle East [Member]
Segment Reporting Information [Line Items]
Revenues									795,666,000	1,167,804,000	1,591,881,000
Operating income (loss)									11,421,000	(169,224,000)	138,733,000
Capital expenditures									99,974,000	127,498,000	29,736,000
Depreciation and amortization									31,876,000	31,699,000	31,119,000
Drydock amortization									2,011,000	2,133,000	2,489,000
Americas, Europe and Africa [Member]
Segment Reporting Information [Line Items]
Revenues									567,608,000	537,290,000	474,061,000
Operating income (loss)									(49,337,000)	(215,362,000)	(68,468,000)
Capital expenditures									53,431,000	22,177,000	32,699,000
Depreciation and amortization									34,494,000	26,788,000	24,589,000
Drydock amortization									11,453,000	7,417,000	13,569,000
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating income (loss)									(8,942,000)
Capital expenditures									13,047,000	17,227,000	3,955,000
Depreciation and amortization									$ 7,795,000	$ 7,400,000	$ 6,935,000